Annual Fund Operating Expenses - Class A - Thrivent Limited Maturity Bond Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.28%
Distribution and Shareholder Service (12b-1) Fees	0.13%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.60%